Discontinued Operation - Narrative (Details) shares in Millions, $ in Millions					3 Months Ended	12 Months Ended		36 Months Ended
	Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Mar. 04, 2024 USD ($) shares	Dec. 21, 2023 USD ($) oz	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2026 USD ($)
Galiano Gold Inc. (formerly Asanko Gold Inc.)
Disclosure of detailed information about business combination [line items]
Number of shares in equity accounted investees (in shares) | shares			28.5
Profit on disposal of asset held for sale			$ 5.6
Other disposals of assets | Galiano Gold Inc. (formerly Asanko Gold Inc.)
Disclosure of detailed information about business combination [line items]
Number of shares in equity accounted investees (in shares) | shares			28.5
Galiano Gold Inc. (formerly Asanko Gold Inc.) | Asanko Gold
Disclosure of detailed information about business combination [line items]
Group beneficial interest						45.00%
Asanko Gold
Disclosure of detailed information about business combination [line items]
Interest in joint venture				45.00%		45.00%
Additional royalties percentage				1.00%
Portion of consideration paid received consisting of cash and cash equivalents			$ 65.0
Asanko Gold | Other disposals of assets
Disclosure of detailed information about business combination [line items]
Portion of consideration paid received consisting of cash and cash equivalents			65.0
Asanko Gold | Forecast
Disclosure of detailed information about business combination [line items]
Asanko deferred and contingent considerations	$ 30.0	$ 25.0		$ 30.0	$ 85.0			$ 170.0
Additional royalties percentage				1.00%
Portion of consideration paid received consisting of cash and cash equivalents					(65.0)
Portion Of Consideration Paid (Received) Consisting Of Equity Instruments					$ 20.0
Additional smelter royalty volume of gold deposit production | oz				100,000
Maximum royalty volume of gold deposit production | oz				447,000
Asanko Gold | Ghana government
Disclosure of detailed information about business combination [line items]
Interest in joint venture						10.00%
Asanko Gold | Galiano Gold Inc. (formerly Asanko Gold Inc.)
Disclosure of detailed information about business combination [line items]
Number of shares in equity accounted investees (in shares) | shares						28.5
Asanko Gold
Disclosure of detailed information about business combination [line items]
Profit on disposal of asset held for sale						$ 5.6	$ 0.0
Asanko Gold | Forecast
Disclosure of detailed information about business combination [line items]
Asanko deferred and contingent considerations								$ 170.0
Galiano Gold Inc. (formerly Asanko Gold Inc.)
Disclosure of detailed information about business combination [line items]
Profit on disposal of asset held for sale			$ 62.3